Summary of Significant Accounting Policies - Summary for Concentration of Receivables, Net Of Allowances, By Product or Service (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	$ 46,378	$ 8,678
Product Concentration Risk [Member] | Oil And Natural Gas And Related Products And Services [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	22,777	4,092
Product Concentration Risk [Member] | Joint interest owners [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	20,666	4,586
Product Concentration Risk [Member] | Miscellaneous other [Member]
Revenue, Major Customer [Line Items]
Concentration of receivables, net of allowances	$ 2,935